accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2022
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2022	2021
Accrued liabilities	$1,494	$1,539
Payroll and other employee-related liabilities	575	633
Restricted share units liability	10	28
	2,079	2,200
Trade accounts payable	1,003	1,213
Interest payable	180	173
Indirect taxes payable and other	144	119
	$3,406	$3,705